Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Abstract]
Commissions	¥ 74,783	¥ 85,324	¥ 154,239	¥ 176,292
Fees from investment banking	19,119	27,083	43,078	49,790
Asset management and portfolio service fees	62,740	¥ 61,212	125,721	¥ 119,555
Other revenue	15,552		29,008
Total	¥ 172,194		¥ 352,046